CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 283,589	$ 313,278
Short-term investments	602,747	317,718
Accounts receivable	116,894	97,988
Other receivables, prepayments and deposits	14,889	53,216
Amounts due from related parties	$ 28,462	$ 998
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Parties [Member]	Related Parties [Member]
Inventories	$ 50,258	$ 56,690
Total current assets	1,096,839	839,888
Property, plant and equipment	99,727	75,947
Right-of-use assets	4,665	8,722
Deferred tax assets	15,456	15,366
Investments in equity investees	48,411	73,777
Other non-current assets	14,675	15,745
Total assets	1,279,773	1,029,445
Current liabilities
Accounts payable	36,327	71,115
Other payables, accruals and advance receipts	271,399	264,621
Short-term bank borrowings	31,155
Deferred revenue	57,639	13,347
Income tax payable	2,580	1,112
Lease liabilities	3,927	3,708
Total current liabilities	403,027	353,903
Lease liabilities, non-current portion	2,860	5,196
Deferred tax liabilities	1,484	2,710
Long-term bank borrowings	48,189	18,104
Deferred revenue, non-current portion	69,480	190
Other non-current liabilities	11,346	12,472
Total liabilities	536,386	392,575
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 871,256,270 and 864,775,340 shares issued at December 31, 2023 and 2022 respectively	87,126	86,478
Additional paid-in capital	1,522,447	1,497,273
Accumulated losses	(870,869)	(971,481)
Accumulated other comprehensive loss	(8,163)	(1,903)
Total Company's shareholders' equity	730,541	610,367
Non-controlling interests	12,846	26,503
Total shareholders' equity	743,387	636,870
Total liabilities and shareholders' equity	$ 1,279,773	$ 1,029,445